COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Jun. 30, 2014
Operating Leases Future Minimum Payments Due [Line Items]
2015	$ 1,228,098
2016	378,127
2017	78,701
2018	34,580
2019 and onwards	40,343
Total minimum lease payments	$ 1,759,849